Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory

4. Inventory

The Company’s major classes of inventory were as follows:

	September 30, 2024	December 31, 2023
Raw materials	$42	$3,081
Work in progress	10,284	10,696
Finished goods	8,720	10,922
Inventory, gross	19,046	24,699
Less: inventory reserves	(2,239)	(2,289)
Inventory, net	$16,807	$22,410
Balance Sheet Classification:
Inventory	$3,963	$5,753
Inventory, net of current portion	12,844	16,657
	$16,807	$22,410

Inventory, net of current portion includes inventory expected to remain on-hand beyond one year from each balance sheet date presented.

4. Inventory

The Company’s major classes of inventories were as follows:

	December 31,
	2023	2022
Raw materials	$3,081	$7,719
Work in progress	10,696	12,381
Finished goods	10,922	9,256
Inventory, gross	24,699	29,356
Less: inventory reserves	(2,289)	(1,099)
Inventory, net	$22,410	$28,257
Balance Sheet Classification:
Inventory	5,753	5,308
Inventory, net of current portion	16,657	22,949
	$22,410	$28,257

Inventory, net of current portion includes inventory expected to remain on-hand beyond one year from each balance sheet date presented.

The Company recognized a $5,384 inventory impairment charge during the year ended December 31, 2023 in the consolidated statements of operations due to lower of cost or market adjustments of $2,129 for finished goods and $3,255 for work in progress. No inventory impairment was recognized during the year ended December 31, 2022.

A schedule of the activity in the inventory reserves is as follows:

Balance at January 1, 2022	$48
Additions for obsolete inventory	1,051
Balance at December 31, 2022	1,099
Additions for obsolete inventory	7,627
Write-offs	(6,437)
Balance at December 31, 2023	$2,289